Related party balances and transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of due from discontinued operations net

	June 30, 2025	December 31, 2024
	(Unaudited)
Due from discontinued operations	$—	$17,632,181
Allowance for credit losses	—	(17,632,181)
Due from discontinued operations, net	$—	$—

Schedule of allowance for credit losses

	June 30, 2025	December 31, 2024
	(Unaudited)
Beginning balance	$(17,632,181)	$(17,632,181)
Write off	17,632,181	—
Ending balance	$—	$(17,632,181)